AST Aggressive Asset Allocation Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
AST Aggressive Asset Allocation Portfolio Custom Blended Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.86%	9.27%	10.51%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent	16.17%	8.81%	9.59%